SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Deducted From the Asset to Which it Applies - Allowance for doubtful accounts for the years ended [Abstract]
Balance at Beginning of Period	$ 536,255	$ 157,000	$ 190,000
Charged to Cost and Expense	107,131	496,512	127,891
Charged to Other Accounts - Recoveries	225,502	140,178	168,204
Amounts Charged Off Or Paid	508,888	257,435	329,095
Balance at End of Period	$ 360,000	$ 536,255	$ 157,000